Expense Example (American Fundamental Holdings Trust, USD $)	12 Months Ended
May 01, 2011
Series I, American Fundamental Holdings Trust
Expense Example:
Year 1	$ 106
Year 3	331
Year 5	574
Year 10	1,271
Series II, American Fundamental Holdings Trust
Expense Example:
Year 1	121
Year 3	378
Year 5	654
Year 10	1,443
Series III, American Fundamental Holdings Trust
Expense Example:
Year 1	70
Year 3	221
Year 5	384
Year 10	$ 859